Commitments and Contingencies (Details Textual) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)
Operating Lease Commitments
Operating Leases, Rent Expense, Net, Total	$ 807	$ 852	$ 869
Due to Related Parties	77,000			¥ 0.6
Research and Development Arrangement [Member]
Operating Lease Commitments
Long-term Purchase Commitment, Amount	2,894
Capital Addition Purchase Commitments [Member]
Operating Lease Commitments
Long-term Purchase Commitment, Amount	$ 4,102